Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, plant, and equipment, gross	$ 450	$ 442
Less: accumulated depreciation	(275)	(258)
Property and equipment, net	175	184
Office Equipment [Member]
Property, plant, and equipment, gross	191	181
Laboratory Equipment [Member]
Property, plant, and equipment, gross	120	121
Automobiles [Member]
Property, plant, and equipment, gross	24	24
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 115	$ 116